UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6624

        Nuveen New York Select Tax-Free Income Portfolio
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            03/31

Date of reporting period:         12/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New York Select Tax-Free Income Portfolio (NXN)
	December 31, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 0.2%
$ 100	New York City Industrial Development Agency, New York, Liberty Revenue Bonds,	9/15 at 100.00	Baa3	$90,550
	IAC/InterActiveCorp, Series 2005, 5.000%, 9/01/35

	Consumer Staples – 1.8%
	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
460	4.750%, 6/01/22	6/16 at 100.00	BBB	448,495
540	5.000%, 6/01/26	6/16 at 100.00	BBB	522,369

1,000	Total Consumer Staples			970,864

	Education and Civic Organizations – 10.2%
100	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series	7/17 at 100.00	BBB	93,387
	2007A, 5.000%, 7/01/31
50	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter	4/17 at 100.00	N/R	43,855
	Schools, Series 2007A, 5.000%, 4/01/37
1,700	Amherst Industrial Development Agency, New York, Revenue Bonds, UBF Faculty/Student Housing	8/12 at 101.00	AAA	1,775,174
	Corporation, University of Buffalo Creekside Project, Series 2002A, 5.000%, 8/01/22 –
	AMBAC Insured
30	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure	5/16 at 100.00	BBB–	29,107
	University, Series 2006, 5.000%, 5/01/23
430	Dormitory Authority of the State of New York, General Revenue Bonds, Manhattan College, Series	7/17 at 100.00	AA	410,525
	2007A, 5.000%, 7/01/41 – RAAI Insured
785	Dormitory Authority of the State of New York, Insured Revenue Bonds, Iona College, Series	7/12 at 100.00	AAA	809,696
	2002, 5.000%, 7/01/22 – XLCA Insured
315	Dormitory Authority of the State of New York, Second General Resolution Consolidated Revenue	No Opt. Call	AAA	333,021
	Bonds, City University System, Series 1990C, 7.500%, 7/01/10 – FGIC Insured
430	Dutchess County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bard	8/17 at 100.00	A3	396,236
	College Project, Series 2007-A2, 4.500%, 8/01/36
100	Hempstead Town Industrial Development Agency, New York, Revenue Bonds, Adelphi University,	10/15 at 100.00	A–	98,516
	Civic Facility Project, Series 2005, 5.000%, 10/01/35
100	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, St.	10/14 at 100.00	A–	97,969
	Francis College, Series 2004, 5.000%, 10/01/34
500	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, YMCA of	2/11 at 100.00	A–	511,605
	Greater New York, Series 2002, 5.250%, 8/01/21
185	New York City Industrial Development Agency, New York, PILOT Revenue Bonds Yankee Stadium	9/16 at 100.00	AAA	196,723
	Project, Residual Series 07-1032, 6.970%, 3/01/39 – FGIC Insured (IF)
430	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball	1/17 at 100.00	AAA	428,203
	Stadium Project, Series 2006, 4.750%, 1/01/42 – AMBAC Insured
150	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Pilots,	9/16 at 100.00	AAA	161,910
	Trust 2148, 7.652%, 3/01/36 – MBIA Insured (IF)
200	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	2/09 at 101.00	BBB–	201,740
	Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System, Series
	1999, 5.375%, 2/01/19
65	Seneca County Industrial Development Authority, New York, Revenue Bonds, New York Chiropractic	10/17 at 100.00	BBB	62,226
	College, Series 2007, 5.000%, 10/01/27

5,570	Total Education and Civic Organizations			5,649,893

	Financials – 0.9%
435	Liberty Development Corporation, New York, Goldman Sachs Headquarters Revenue Bonds Series	No Opt. Call	AA–	481,088
	2007, 5.500%, 10/01/37

	Health Care – 14.0%
450	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	AAA	463,365
	Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Lenox Hill Hospital Obligated
	Group, Series 2001:
110	5.375%, 7/01/20	7/11 at 101.00	Ba2	110,480
100	5.500%, 7/01/30	7/11 at 101.00	Ba2	97,941
950	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer	7/16 at 100.00	AA	979,517
	Center, Series 2006-1, 5.000%, 7/01/35
670	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer	7/13 at 100.00	AAA	710,079
	Center, Series 2003-1, 5.000%, 7/01/21 – MBIA Insured
405	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian	8/14 at 100.00	AAA	442,625
	Hospital, Series 2004A, 5.250%, 8/15/15 – FSA Insured
1,680	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop South Nassau University	7/11 at 101.00	AAA	1,793,232
	Health System Obligated Group, Series 2001A, 5.250%, 7/01/17 – AMBAC Insured
1,195	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop South Nassau University	7/11 at 101.00	AAA	1,275,543
	Health System Obligated Group, Series 2001B, 5.250%, 7/01/17 – AMBAC Insured
500	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University	7/13 at 100.00	Baa1	501,290
	Hospital Association, Series 2003A, 5.500%, 7/01/32
	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Oneida
	Health System, Series 2007A:
100	5.250%, 2/01/27	No Opt. Call	BBB–	95,867
90	5.500%, 2/01/32	No Opt. Call	BBB–	87,025
750	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series	2/13 at 100.00	AAA	796,928
	2003A, 5.250%, 2/15/21 – AMBAC Insured
250	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten	7/12 at 101.00	B2	251,578
	Island University Hospital, Series 2002C, 6.450%, 7/01/32
160	New York State Dormitory Authority, Revenue Bonds, North Shore Jewish Obligated Group, Series	5/17 at 100.00	A3	156,898
	2007A, 5.000%, 5/01/32

7,410	Total Health Care			7,762,368

	Housing/Multifamily – 3.1%
1,000	New Hartford-Sunset Woods Funding Corporation, New York, FHA-Insured Mortgage Revenue Bonds,	8/12 at 101.00	AAA	1,051,020
	Sunset Woods Apartments II Project, Series 2002, 5.350%, 2/01/20
250	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/14 at 100.00	AA	257,785
	Series 2004A, 5.250%, 11/01/30
160	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	11/15 at 100.00	AA	158,890
	Series 2005F-1, 4.750%, 11/01/35
275	New York State Housing Finance Agency, Affordable Housing Revenue, Series 2007A, 5.250%,	11/17 at 100.00	Aa2	268,615
	11/01/38 (Alternative Minimum Tax)

1,685	Total Housing/Multifamily			1,736,310

	Housing/Single Family – 8.2%
2,000	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 101, 5.000%,	10/11 at 100.00	Aa1	2,028,160
	10/01/18 (Alternative Minimum Tax)
2,500	New York State Mortgage Agency, Mortgage Revenue Bonds, Thirty-First Series A, 5.300%,	4/11 at 100.00	Aaa	2,506,074
	10/01/31 (Alternative Minimum Tax)

4,500	Total Housing/Single Family			4,534,234

	Long-Term Care – 11.5%
2,000	Dormitory Authority of the State of New York, FHA-Insured Nursing Home Mortgage Revenue Bonds,	8/11 at 101.00	AAA	2,070,419
	Norwegian Christian Home and Health Center, Series 2001, 5.200%, 8/01/36 – MBIA Insured
100	Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens	11/16 at 100.00	Aa3	101,398
	Nursing Home Revenue Bonds, Series 2006, 5.000%, 11/01/31
50	Dormitory Authority of the State of New York, Revenue Bonds, Providence Rest, Series 2005,	7/15 at 100.00	CCC	41,927
	5.000%, 7/01/35 – ACA Insured
2,000	East Rochester Housing Authority, New York, FHA-Insured Mortgage Revenue Refunding Bonds,	8/12 at 101.00	AAA	2,082,959
	Jewish Home of Rochester, Series 2002, 4.625%, 2/15/17
1,000	East Rochester Housing Authority, New York, Revenue Bonds, GNMA/FHA-Secured Revenue Bonds,	12/12 at 103.00	AAA	1,057,700
	St. Mary’s Residence Project, Series 2002A, 5.375%, 12/20/22
980	New York City Industrial Development Agency, New York, GNMA Collateralized Mortgage Revenue	11/12 at 101.00	AA+	979,951
	Bonds, Eger Harbor House Inc., Series 2002A, 4.950%, 11/20/32

6,130	Total Long-Term Care			6,334,354

	Materials – 0.1%
90	Jefferson County Industrial Development Agency, New York, Solid Waste Disposal Revenue Bonds,	12/13 at 100.00	BBB	87,224
	International Paper Company Project, Series 2003A, 5.200%, 12/01/20 (Alternative Minimum Tax)

	Tax Obligation/General – 8.3%
	Clarkstown, Rickland County, New York, Various Purposes Serial Bonds, Series 1992:
505	5.600%, 6/15/10 – AMBAC Insured	No Opt. Call	AAA	534,598
525	5.600%, 6/15/11 – AMBAC Insured	No Opt. Call	AAA	566,580
525	5.600%, 6/15/12 – AMBAC Insured	No Opt. Call	AAA	579,154
15	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A,	2/17 at 100.00	AAA	14,295
	4.500%, 2/15/47 – MBIA Insured (UB)
300	New York City, New York, General Obligation Bonds, Fiscal Series 2004C, 5.250%, 8/15/16	8/14 at 100.00	AA	327,888
200	New York City, New York, General Obligation Bonds, Fiscal Series 2005J, 5.000%, 3/01/19 –	3/15 at 100.00	AAA	214,030
	FGIC Insured
1,000	New York City, New York, General Obligation Bonds, Fiscal Series 2006J-1, 5.000%, 6/01/25	6/16 at 100.00	AA	1,032,200
1,260	New York City, New York, General Obligation Bonds, Series D, 5.125%, 12/01/25	12/17 at 100.00	AA	1,318,792

4,330	Total Tax Obligation/General			4,587,537

	Tax Obligation/Limited – 16.4%
600	Battery Park City Authority, New York, Senior Revenue Bonds, Series 2003A, 5.000%, 11/01/23	11/13 at 100.00	AAA	630,144
300	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities	No Opt. Call	AAA	325,383
	Improvements, Series 2005D1, 5.000%, 2/15/15 – FGIC Insured
500	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/14 at 100.00	AAA	554,690
	City School District, Series 2004, 5.750%, 5/01/26 – FSA Insured
500	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,	7/12 at 100.00	AAA	539,250
	Series 2002A, 5.500%, 1/01/20 – MBIA Insured
95	Nassau County Interim Finance Authority, New York, Sales Tax Secured Revenue Bonds, Series	5/08 at 100.00	AAA	95,130
	2001A-2, 5.125%, 11/15/21 – AMBAC Insured
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
250	5.000%, 10/15/25 – MBIA Insured	10/14 at 100.00	AAA	262,520
200	5.000%, 10/15/26 – MBIA Insured	10/14 at 100.00	AAA	209,534
1,225	5.000%, 10/15/29 – AMBAC Insured	10/14 at 100.00	AAA	1,276,781
600	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	1/17 at 100.00	AAA	626,826
	Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured
670	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/13 at 100.00	AAA	702,502
	Series 2003E, 5.000%, 2/01/23
550	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	11/17 at 100.00	AAA	581,708
	Series 2007C-1, 5.000%, 11/01/27
570	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Generation	No Opt. Call	AAA	654,810
	Series 2005B, 5.500%, 4/01/20 – AMBAC Insured (UB)
250	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Generation, Series	4/14 at 100.00	AAA	264,953
	2004, 5.000%, 4/01/21 – MBIA Insured
425	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2007,	10/17 at 100.00	AA	446,905
	5.000%, 4/01/27
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
1,000	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AAA	1,065,060
250	5.250%, 6/01/21 – AMBAC Insured	6/13 at 100.00	AAA	265,888
500	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/13 at 100.00	AA–	535,055
	State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21
30	Triborough Bridge and Tunnel Authority, New York, Convention Center Bonds, Series 1990E,	No Opt. Call	AA–	31,113
	7.250%, 1/01/10

8,515	Total Tax Obligation/Limited			9,068,252

	Transportation – 2.1%
180	Albany Parking Authority, New York, Revenue Bonds, Series 2001A, 5.625%, 7/15/25	7/11 at 101.00	BBB+	186,395
500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2003A,	No Opt. Call	AAA	546,805
	5.000%, 11/15/15 – FGIC Insured
50	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/30 –	1/15 at 100.00	AAA	51,837
	AMBAC Insured
100	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 –	7/15 at 100.00	AAA	104,349
	FSA Insured
105	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth	6/15 at 101.00	AAA	109,195
	Series 2005, 5.000%, 12/01/31 – XLCA Insured
160	Port Authority of New York and New Jersey, One Hundred and Forty Eighth Consolidated Revenue	8/17 at 100.00	AAA	183,640
	Bonds, RITES Trust 1516, 7.411%, 8/15/32 – FSA Insured (IF)

1,095	Total Transportation			1,182,221

	U.S. Guaranteed – 6.2% (4)
220	Albany Parking Authority, New York, Revenue Bonds, Series 2001A, 5.625%, 7/15/25	7/11 at 101.00	N/R (4)	240,647
	(Pre-refunded 7/15/11)
1,165	Dormitory Authority of the State of New York, Judicial Facilities Lease Revenue Bonds, Suffolk	No Opt. Call	AAA	1,379,698
	County Issue, Series 1986, 7.375%, 7/01/16 (ETM)
250	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish	5/13 at 100.00	Aaa	275,655
	Group, Series 2003, 5.375%, 5/01/23 (Pre-refunded 5/01/13)
415	Suffolk County Water Authority, New York, Water Revenue Bonds, Series 1986V, 6.750%,	No Opt. Call	AAA	449,275
	6/01/12 (ETM)
1,005	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2002-1, 5.500%, 7/15/24	7/12 at 100.00	AAA	1,082,455
	(Pre-refunded 7/15/12)

3,055	Total U.S. Guaranteed			3,427,730

	Utilities – 3.9%
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
570	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	AAA	603,482
430	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	AAA	452,450
250	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B,	6/16 at 100.00	AAA	258,935
	5.000%, 12/01/35 – CIFG Insured
500	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds,	3/08 at 101.50	AAA	507,970
	New York State Electric and Gas Corporation, Series 2005A, 4.100%, 3/15/15 – MBIA Insured
250	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue	11/11 at 101.00	Baa2	251,735
	Bonds, American Ref-Fuel Company of Niagara LP, Series 2001A, 5.450%, 11/15/26 (Mandatory
	put 11/15/12) (Alternative Minimum Tax)
60	Westchester County Industrial Development Agency, Westchester County, New York, Resource	7/08 at 100.00	BBB	60,419
	Recovery Revenue Bonds, RESCO Company, Series 1996, 5.500%, 7/01/09 (Alternative Minimum Tax)

2,060	Total Utilities			2,134,991

	Water and Sewer – 12.3%
2,500	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/11 at 101.00	AA+	2,598,172
	Bonds, Fiscal Series 2001C, 5.125%, 6/15/33
	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water
	Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Loan,
	Series 2002B:
2,000	5.250%, 6/15/19	6/12 at 100.00	AAA	2,139,359
2,000	5.000%, 6/15/27	6/12 at 100.00	AAA	2,058,220

6,500	Total Water and Sewer			6,795,751

$ 52,475	Total Investments (cost $53,205,449) – 99.2%			54,843,367

	Floating Rate Obligations – (0.8)%			(437,500)

	Other Assets Less Liabilities – 1.6%			869,500

	Net Assets – 100%			$55,275,367

Forward Swaps outstanding at December 31, 2007:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (5)	Date	(Depreciation)

Royal Bank of Canada	$500,000	Pay	SIFM	4.335%	Quarterly	8/06/08	8/06/37	$35,009

SIFM – The daily arithmetic average of the weekly SIFM (Securities Industry and Financial Markets) Municipal Swap Index.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common
Shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The AAA ratings shown in the Portfolio of Investments reflect the AAA ratings on certain bonds insured by AMBAC, FGIC, XCLA or MBIA and/or the A ratings on certain bonds insured by ACA as of December 31,
2007. During December 2007, at least one rating agency reduced the rating for ACA bonds to CCC.
Subsequent to December 31, 2007, at least one rating agency reduced the rating for AMBAC-insured bonds to AA, the rating for XCLA-insured bonds to A and the rating for FGIC-insured bonds to A3. One or more rating agencies have placed each of these insurers on “negative credit watch”, which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers’ ratings are reduced below AAA (or A in the case of ACA) by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No.140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At December 31, 2007, the cost of investments was $52,761,725.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2007, were as follows:

Gross unrealized:
Appreciation	$1,814,102
Depreciation	(169,957)

Net unrealized appreciation (depreciation) of investments	$1,644,145

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen New York Select Tax-Free Income Portfolio

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         February 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         February 29, 2008

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        February 29, 2008

* Print the name and title of each signing officer under his or her signature.